As filed with the U.S. Securities and Exchange Commission on February 15, 2019

Securities Act File No. 333-162441

Investment Company Act File No. 811-22338

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 178	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 179	☒

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

100 International Drive

Baltimore, Maryland 21202

(Address of principal executive offices)

Registrant’s telephone number, including area code: (410) 539-0000

Name and address of agent for service:	Copy to:
ROBERT I. FRENKEL	ROGER P. JOSEPH, ESQ.
Legg Mason & Co., LLC	Morgan, Lewis & Bockius LLP
100 First Stamford Place	One Federal Street
Stamford, Connecticut 06902	Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectuses for BrandywineGLOBAL – Diversified US Large Cap Value Fund, BrandywineGLOBAL – Dynamic US Large Cap Value Fund, BrandywineGLOBAL – Global High Yield Fund, Martin Currie Emerging Markets Fund, QS Global Market Neutral Fund, QS International Equity Fund, QS Strategic Real Return Fund, and RARE Global Infrastructure Value Fund, which were filed with the Securities and Exchange Commission in Post-Effective Amendment No. 177 to the Registrant’s registration statement on January 28, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant LEGG MASON GLOBAL ASSET MANAGEMENT TRUST, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 15th day of February, 2019.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

By:	/s/ Jane Trust
Jane Trust
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on February 15, 2019.

Signature	Title

/s/ Arnold L. Lehman* Arnold L. Lehman	Chair and Trustee

/s/ Ruby P. Hearn* Ruby P. Hearn	Trustee

/s/ Robin J.W. Masters* Robin J.W. Masters	Trustee

/s/ Jill E. McGovern* Jill E. McGovern	Trustee

/s/ Arthur S. Mehlman* Arthur S. Mehlman	Trustee

/s/ G. Peter O’Brien* G. Peter O’Brien	Trustee

/s/ S. Ford Rowan* S. Ford Rowan	Trustee

/s/ Robert M. Tarola* Robert M. Tarola	Trustee

/s/ Jane Trust Jane Trust	President (Principal Executive Officer), Chief Executive Officer and Trustee

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial and Accounting Officer

* By:	/s/ Richard F. Sennett
Richard F. Sennett

*	Attorney in Fact, pursuant to Power of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase